LoanID	Seller Loan ID	Servicer Loan ID	Borrower Last Name	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	KBRA Exception Level Grade	S&P Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
4000047030	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area with no subsequent property inspection in the file. FEMA declared XXX in a Disaster Area (XXX) with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX.  The appraisal is dated XX/XX/XXXX prior to the disaster and the servicing notes in the file do not indicate include disaster information. Please provide a post disaster inspection confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/23/2024	01/06/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. XXX/XXX- Customer reported no disaster impact (XXX)	Property Inspection Provided. recieved servicing notes confirming no damage. exception resolved.
4000047152	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX, tornadoes, straight line winds and flooding) with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX. AVM dated XX/XX/XXXX used to qualify. There are no photos or servicing notes in the filed to determine if any damage has occurred to the subject property.  Please provide a post disaster inspection confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/23/2024	01/06/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. XXX/XXX- Please see completed inspection (XXX) -No Damage	Property Inspection Provided. exception resolved.
4000047156	XXXXX		XXXXX	XXXXX_123ABJ	Credit	2	Missing VVOE dated within 10 days consummation	VVOE for XXX is dated XX/XX/XXXX, > XXX days prior to the note date of XX/XX/XXXX. The file contains evidence an update was emailed to the employer however was not provided in the file.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	12/30/2024	01/17/2025	No	No				QM: Higher Priced APOR (APOR HP)
Document Uploaded. XXX would like consideration for an exception to purchase. The VOE dated XX/XX/XXXX expired XX/XX/XXXX, which was prior to the closing date of XX/XX/XXXX. Prior to delivery an updated VOE (attached to this request) was pulled with an effective date of XX/XX/XXXX. The updated VOE still reflects the borrower as an active employee. While the VOE at time of closing expired, there were no changes in the pre-delivery VOE. Since the borrower is currently reported as XXX with no changes in employment status, with the compensating factors below we would like consideration for purchase

Exception has been Acknowledged and downgraded with compensating factors: Low LTV/CLTV of XXX% / XXX%,  Borrower has OT on job XXX that was not used to qualify. Pay stub ending XX/XX/XXXX has $XXX YTD. Using $XXX a month drops the DTI to XXX%,  Qualifying FICO XXX, No reported mortgage lates on credit, XXX lien mortgage XXX-year history, No reported derogatory revolving/installment/other debt on credit, Paid off all revolving debt with monthly payments totaling $XXX.

4000047194	XXXXX		XXXXX	XXXXX_FCRE1253	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert Missing evidence of Taxes for subject property, Title and Tax cert in file do not match qualifying tax amount of $XXX annual or $XXX monthly.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/23/2024	01/08/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached, updated property report. The initial property report did not include the county and XXX for the second parcel, which has now been added to the report.	Property Tax Cert Provided
4000047200	XXXXX		XXXXX	XXXXX_FCRE7497	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing verification of Property Taxes, hazard insurance and HOA fee for their investment property XXX. XXX, XXX in the amount of $XXX/month.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/23/2024	01/13/2025	No	Yes				QM: Higher Priced APOR (APOR HP)
Document Uploaded. The monthly payment of $XXX used for quailing on borrower’s investment property is incorrect. Investment property located at XXX XXX XXX XXX is owned free and cleared. Confirmed no current HOI Policy. The monthly verified payment is $XXX, which includes the monthly mobile home park lot rental of $XXX and annual property taxes of $XXX. ($XXX+ $XXX= $XXX). Including the monthly payment resulting in a revised DTI of XXX% See attached XXX, verified monthly rent $XXX Annual tax bill from XXX XXX, verified HOI cancellation and revised 1008-1003
																																	Received corrected verification of the payment for the property located at XXX., XXX, XXX. for $XXX. The recalculated DTI increased to XXX% and meets guide. Exception resolved.
4000047230	XXXXX		XXXXX	XXXXX_FCRE1157	Credit	1	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy The file is missing evidence of hazard insurance for the subject property located at XXX. XXX, XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/23/2024	01/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. HOI policy attached.	Hazard Insurance Policy is fully present
4000047240	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Qualifying DTI of XXX% exceeds guideline maximum of XXX due to lender not including taxes in the amount of $XXX on REO property located at XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/09/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. Please see attached response; loan is in compliance	Exception Resolved. ; Verification of payment amounts received. DTI is below guideline max. Exception Resolved.
4000047240	XXXXX		XXXXX	XXXXX_FCRE7497	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Lender to provide evidence of Hazard insurance for REO property located at XXX, XXX XXX XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/09/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. Please see attached response, loan is in compliance	Received verification. Exception Resolved.
4000047298	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender used XXX income for a minor child whose birthdate is XX/XX/XXXX in the amount of $XXX/month. Per the XXX statement in the file, The income terminates when the child turns XXX on XX/XX/XXXX.  Per the XXX Matrix dated XX/XX/XXXX, the other income, has a fixed termination date and therefore was not included in the DTI. The recalculated DTI increased from XXX% to XXX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/23/2024	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Please see attached rebuttal addressing continuance of XXX income used for qualifying	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Received LOX and verification. exception resolved.
4000047436	XXXXX		XXXXX	XXXXX_FCRE1316	Credit	2	Borrower XXX 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing The note date is XX/XX/XXXX and the verification of employment for the borrower in the file is dated XX/XX/XXXX which is greater than XXX business days of the note date. Please provide an updated VVOE dated within XXX days of the note date.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	12/24/2024	01/14/2025	No	No				QM: Safe Harbor APOR (APOR SH)	Document Uploaded.
Exception has been Acknowledged and downgraded with compensating factors:  DTI XXX%, XXX years on job, stable salaried income, FICO of XXX, no mortgage late or derogatory credit, monthly debt being paid at close for an additional monthly saving of $XXX a month.

4000047456	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. A Disaster  for  the subject county is dated XX/XX/XXXX, with incident period ending XX/XX/XXXX. There does not appear to be a post inspection report or a letter in the file, from the lender and/or and the servicing notes in the file appear to be cut off to confirm if the property has sustained damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/09/2025	01/21/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. Please see attached	Property Inspection Provided.
4000047466	XXXXX		XXXXX	XXXXX_finding-1058	Compliance	1	IN HLPA High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:  (XXX HB 1229, § 33, 24-9-2-8)The home loan has a loan principal of $XXXXXX or more and has total points and fees that exceed XXX% of the loan principal; or The home loan has a loan principal of less than $XXX and has total points and fees that exceed XXX% of the loan principal.  There's no evidence of the undiscounted rate in the loan file.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/09/2025	02/07/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached undiscounted rate. ; Document Uploaded. See attached for cure.	Undiscounted rate provided; Exception resolved; Undiscounted rate provided; Exception resolved; Provide the undiscounted rate for testing to confirm the recoupment requirement was met
4000047514	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI condition will fire since it is XXX% over allowed max of XXX%.  This is due to the income per credit review calculating lower than the lenders income by $XXX/month.  The calculation the lender used per the worksheets in the file did not indicate the % that was used to gross the SSI up.  Tax transcripts in the file for XXX and XXX but none available for XXX and there was no breakdown for each borrowers SSI on the transcripts to complete non taxable income worksheet.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/24/2025	02/05/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX-Please see attached further explaining calculation that was notated on the XXX income calc in file
Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%., Received tax transcripts to confirm grossing up SSI income. Exception Resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%., Received tax transcripts to confirm grossing up SSI income. Exception Resolved.

4000047528	XXXXX		XXXXX	XXXXX_FCRE1365	Credit	1	Borrower XXX IRS Transcripts Missing
Borrower XXX IRS Transcripts Missing The  XXX assessment indicated tax transcripts were used to gross up the co-borrower's Social Security income.   Please provide the tax transcripts to warrant grossing up the SSI income.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/24/2024	01/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. XXX/XXX-Please see transcripts for co borrower
Received tax transcripts for the last three years confirming XXX does not pay taxed and does not file tax returns. Therefore supports grossing up the SSI income. Exception resolved. ; Borrower XXX IRS Transcripts Provided or Not Applicable (Number of Borrowers equals XXX)

4000047600	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX a federal disaster for XXX declared on XX/XX/XXXX. The file does not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage. Please provide a post disaster inspection confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/30/2024	01/06/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX- Please see completed inspection (XXX) -No Damage	Property Inspection Provided.
4000047636	XXXXX		XXXXX	XXXXX_FCRE6914	Credit	1	Borrower XXX Citizenship Documentation Not Provided	Borrower XXX Citizenship Documentation Is Missing The file is missing a copy of the XXX Disclosure to confirm the Co-borrower's identification.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/30/2024	01/09/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. See attached borrower's & co-borrower signed XXX	Borrower XXX Citizenship Documentation Provided. exception resolved.
4000047636	XXXXX		XXXXX	XXXXX_FCRE6019	Credit	1	Citizenship Documentation Not Provided	Borrower XXX Citizenship Documentation Is Missing The file is missing a XXX Act Disclosure to confirm the Borrower's identification.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/30/2024	01/09/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. See attached borrower's & co-borrower signed XXX	Borrower XXX Citizenship Documentation Provided. exception resolved.
4000047640	XXXXX		XXXXX	XXXXX_FCRE1316	Credit	2	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing No VVOE dated XXX days prior to close. Latest VOE dated XX/XX/XXXX, Note date XX/XX/XXXX.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	12/30/2024	01/17/2025	No	No				QM: Higher Priced APOR (APOR HP)
Document Uploaded. XXX would like consideration for an exception to purchase. The VOE dated XX/XX/XXXX expired XX/XX/XXXX, which was prior to the closing date of XX/XX/XXXX. Prior to delivery an updated VOE (attached to this request) was pulled with an effective date of XX/XX/XXXX. The updated VOE still reflects the borrower as an XXX employee and there were no changes from the original VOE. While the VOE at time of closing expired, there were no changes in the pre-delivery VOE. Since the borrower is currently reported as XXX with no changes in employment status, with the compensating factors below we would like consideration for purchase

Exception has been Acknowledged and downgraded with compensating factors:  Low LTV/CLTV of XXX% / XXX%,  Low DTI XXX% / XXX%, XXX+ years on job, XXX FICO, no mortgage lates, No reported mortgage lates on credit, XXX lien mortgage XXX year history, No reported active derogatory revolving/installment/other debt on credit; Minimal discretionary debt; Asset statement provided in loan package but not on the 1003 reflects borrower has XXX.

4000047654	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (XXX and Straight-line Winds) on XX/XX/XXXX with an incident date of XX/XX/XXXX and continuing. Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes, post disaster photos, or a statement from the borrower confirming no damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/24/2025		No	Yes				QM: Safe Harbor APOR (APOR SH)
XXX is ordering their own XXX.  Occurrence was after Note date.  Exception Resolved. ; Property located in FEMA Declared Disaster Area with no subsequent property Inspection.; ; Property Inspection Provided.

4000047656	XXXXX		XXXXX	XXXXX_FCRE1316	Credit	1	Borrower XXX 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing The note date is XX/XX/XXXX and the verification of employment for the borrower in the file is dated XX/XX/XXXX which is greater than XXX business days of the note date. Please provide an updated VVOE dated within XXX days of the note date
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/24/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached VVOE completed XX/XX/XXXX	Borrower XXX 3rd Party VOE Prior to Close Was Provided. Exception Resolved.
4000047656	XXXXX		XXXXX	XXXXX_FCRE1347	Credit	1	Borrower XXX 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing The note date is XX/XX/XXXX and the verification of employment for the borrower in the file is dated XX/XX/XXXX which is greater than XXX business days of the note date. Please provide an updated VVOE dated within XXX days of the note date
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/24/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached VVOE completed XX/XX/XXXX	Borrower XXX 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX); Borrower XXX 3rd Party VOE Prior to Close Was Provided. Exception Resolved.
4000047666	XXXXX		XXXXX	XXXXX_FCRE7551	Credit	1	Missing Divorce Decree
The credit report in file has a borrower statement indicating XXX was divorced and caused prior mortgage delinquency. The Mortgage with XXX was opened XX/XX/XXXX and was modified and closed XX/XX/XXXX. The file also contained a borrower LOX indicating no support/maintenance/alimony is being paid and he cannot provide the Divorce Decree as evidence. Email correspondent dated XX/XX/XXXX from XXX XXX with XXX indicated he would grant an exception for not providing the Divorce Decree however there was no signed exception in the file.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/24/2024	01/13/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Please see attached
Received an LOX from XXX, The indicated  based on age of divorce, the decision to proceed without a divorce decree was not considered an exception. The LOX in the file indicated  due to the age of the Divorce and there is no indication of child support/alimony on income docs, a formal signed exception is not required. Exception resolved.

4000047684	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA disaster for XXX was declared on XX/XX/XXXX and has an incident period of XX/XX/XXXX-XX/XX/XXXX. The Note date is XX/XX/XXXX and there is not a statement from the borrower or photos of the subject proeprty to indicate if any damage had occurred. Please provide a Property Disaster Inspection report.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/25/2024	01/02/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached, customer reported no disaster impact.	Property Inspection Provided.
4000047808	XXXXX		XXXXX	XXXXX_FCRE1347	Credit	1	Borrower XXX 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing Verbal Voe or Written Verification of employment greater than XXX days of note date for borrower XXX. The note date is XX/XX/XXXX and the most recent VVOE is dated XX/XX/XXXX (XXX days).
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/10/2025	01/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. We have removed the co-borrower’s employment income from XXX, which resulted in a revised DTI of XXX% / XXX%. Revised DTI meets GLS. See attached updated 1008 / 1003	Borrower XXX 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)
4000047834	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Audit DTI of XXX% exceeded maximum allowed DTI of XXX%.  Lender escrow documents and final 1008 reflect a $XXX monthly hazard premium with an annual payment of $XXX due on XX/XX/XXXX.  The Hazard evidence of insurance found in the loan file reflects the annual premium due on XX/XX/XXXX is $XXX and a monthly payment of $XXX.  The increase in the hazard premium created a DTI variance that exceeded the maximum DTI allowed per lender guidelines.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/10/2025	01/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
Document Uploaded. Updated HOI monthly payment for the subject property to $XXX. Recalculated and updated co-borrower’s income, VOE confirmed she is paid on a XXX-month basis, revised monthly income $XXX Recalculated and updated borrower’s first job base monthly income $XXX plus OT $XXX total monthly income $XXX. Recalculated and updated borrower’s secondary employment base monthly income $XXX. Including all the corrections, the revised DTI is XXX% See revised income calculation worksheets and updated 1008/1003
																																	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Additional income was not considered originally. Received new 1003/1008 and recalculated income. Exception Resolved.
4000047900	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender used $XXX for taxes and did not include both summer and winter taxes into the qualifying PITIA ($XXX)	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/31/2024	01/09/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. The Title property report is the incorrect amount for the property taxes, see attached county records. Underwriter used correct amount for PITIA escrows	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Recieved verification fo the summer and winter taxes for the subject property. Exception resolved.
4000047944	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent Property Inspection in the file. Severe storms and flooding affected the area in which the subject property is located between XX/XX/XXXX and XX/XX/XXXX; subject transaction closed XX/XX/XXXX. FEMA declared the area a Major Disaster on XX/XX/XXXX and provided Individual Assistance to XXX. The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of a full appraisal. Please provide a Post-Disaster Inspection Report confirming the subject did not sustain any damage.

									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/10/2025	01/21/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Please see attached	Property Inspection Provided.
4000047954	XXXXX		XXXXX	XXXXX_FCRE7497	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The file is missing Verification of the HOA dues for the investment property located on XXX, XXX. The documentation in the loan file reflected a housing payment of $XXX with included escrowed taxes and insurance of $XXX, however the final loan application reflected additional HOA dues of $XXX per month. Please provide verification of the HOA Dues for the investment property.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/25/2025	01/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
Document Uploaded. There are no HOA dues on investment property located at XXX XXX.
The underwriter entered the full monthly PITIA payment of $XXX which included taxes and insurance and also entered in error $XXX under insurance taxes and HOA dues
Per borrower’s tax returns schedule E there are no HOA dues
See attached HOI policy and Real Quest reporting property taxes, no HOA dues

																																	Received verification the property located at XXX, XXX does not have an HOA fee. Exception Resolved.
4000047962	XXXXX		XXXXX	XXXXX_FCRE1440	Credit	1	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements The file contains documentation that verifies XXX months, XX/XX/XXXX thru XX/XX/XXXX; however, XX/XX/XXXX thru XX/XX/XXXX mortgage payments are not in file.  Guidelines for Housing History states all subject mortgage history must be XXXxXXXxXXX.  If at least one of the borrowers did not own the collateral for XXX months prior to the application date, then a full twelve months housing history must be established.  Borrowers can use a combination of rental history and mortgage history to meet the minimum XXX month housing history requirements.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/26/2024	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Credit Report attached which includes additional housing history	Housing History Meets Guideline Requirements. received origination credit report confirming mtg history. Exception resolved.
4000047962	XXXXX		XXXXX	XXXXX_FCRE5770	Credit	1	Borrower XXX Credit Report is Missing
Borrower XXX Credit Report is Missing. The credit report is not in file, per guidelines a tri-merged credit report is required for every borrower. Please provide the credit report for XXX XXX to confirm the FICO scores and liabilities.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/26/2024	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Credit Report attached which includes additional housing history	Borrower XXX Credit Report is not missing. recieved origination credit report. Exception resolved.
4000047992	XXXXX		XXXXX	XXXXX_FCRE7497	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Lender to provide verification of the Homeowner Association Dues for the other property located on XXX XXX, XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/31/2024	01/03/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached MTG statement for NOO property which reflects borrower is escrowed.	received Mtg statement for property located on XXX XXX, XXX. The taxes/insurance are escrowed. confirmed HOA fee of XXX/mp. Exception Resolved.
4000048074	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The DTI is over the allowed XXX% per guidelines due to the PITI being higher in the credit review by $XXX.  This difference is due to the escrow amounts used on the verification documents in the credit review versus the amounts used on the final 1003 for the first lien loan and escrows.  The escrow shortage was not used in the credit review because the verification tax amount is $XXX higher per month along with the HOI being $XXX higher per month with a total of $XXX which the escrow shortage on first lien is $XXX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/13/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. Please see response
Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Received a corrected 1008 and included the XXX insurance portion of the hazard insurance along with the escrow shortage. Exception Resolved.; Received a corrected 1008 and included the wind insurance portion of the hazard insurance along with the escrow shortage. Exception Resolved.

4000048098	XXXXX		XXXXX	XXXXX_FCRE1253	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert The file is missing verification of the property taxes for the subject property located at XXX, XXX, XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/26/2024	01/02/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
Document Uploaded. Per guidelines, these products do not include a tax cert, it only indicates tax data that the treasurer has readily available online. As the XXX lien holder, we've provided evidence of account escrow information for PITI calculation at time of closing.

																																	Property Tax Cert Provided. exception resolved.
4000048130	XXXXX		XXXXX	XXXXX_FCRE1253	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert Missing verification of the property taxes on the subject property.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/31/2024		No	Yes				QM: Safe Harbor APOR (APOR SH)		Property Tax Cert Provided. confirmed via escrow statement.
4000048208	XXXXX		XXXXX	XXXXX_FCRE5770	Credit	1	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/10/2025	01/15/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached missing credit report for borrower	Borrower XXX Credit Report is not missing. Credit Report recieved. Exception resolved.
4000048376	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX declared in a Disaster Area (XXX, Tornados, Straight-Line Winds, and Flooding / XXX-XXX-XXX) on XX/XX/XXXX with an Individual Assistance start date of XX/XX/XXXX and an end date of XX/XX/XXXX.  The file does not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage. Please provide a post disaster inspection confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/02/2025	01/10/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Please see attached ; Please see servicing comments from XXX confirming no damage.	Property Inspection Provided. Servicing notes confirm no damage. Exception resolved.; Please provide a copy of the servicing notes confirming no damage, they are missing from the file.
4000048382	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX.  Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage.

									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/25/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX-Please see servicing comments from XXX	Property Inspection Provided. Exception resolved.; Property Inspection Provided. Exception resolved.
4000048428	XXXXX		XXXXX	XXXXX_FCRE1497	Credit	1	ATR: Reasonable Income or Assets Not Considered
ATR:  Reasonable Income or Assets Not Considered Lender used $XXX bonus income to qualify borrower when bonus was verified in file for being received for XXX months.  XXX months is required for using bonus based on history.   No other documentation in file said that bonus will continue.   Borrower showed XXX years of receiving commission income but this is not bonus.    Auditor excluded the $XXX income thus ATR reasonable income was not considered.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/13/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX- Please see attached response
ATR:  Reasonable Income or Assets Was Considered. The previous employment history documentation in file demonstrates stability receiving additional income over the base salary which although not listed as bonus was also derived from the same line of work and goal driven results. The borrower has been in the same line of work for XXX years with stable income . Bonus income that has been received for a less than XXX months may be considered as acceptable income, as long as the borrower’s employment profile demonstrates that there are positive factors to reasonably offset the shorter income history.; ATR:  Reasonable Income or Assets Not Considered

4000048428	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Audited DTI of XXX% exceeds Guidelines DTI of XXX%.   Lender used $XXX bonus income to qualify borrower when bonus was verified in file for being received for XXX months.  XXX months is required for using bonus based on history.   No other documentation in file said that bonus will continue.   Borrower showed XXX years of receiving commission income but this is not bonus.    Auditor excluded the $XXX income thus ATR reasonable income was not considered.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/13/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX-Please see attached response
Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. The previous employment history documentation in file demonstrates stability receiving additional income over the base salary which although not listed as bonus was also derived from the same line of work and goal driven results. The borrower has been in the same line of work for XXX years with stable income . Bonus income that has been received for a less than XXX months may be considered as acceptable income, as long as the borrower’s employment profile demonstrates that there are positive factors to reasonably offset the shorter income history.

4000048436	XXXXX		XXXXX	XXXXX_FCRE7496	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing evidence of shortage listed on 1008 of $XXX. Analysis in file has no information.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/10/2025	01/15/2025	No	Yes				QM: Higher Priced APOR (APOR HP)
Document Uploaded. Subject loan was transferred from XXX XX/XX/XXXX so there is no XXX escrow analysis. XXX completed EA XX/XX/XXXX which shows the monthly escrow payments are $XXX the CD shows escrow payments of $XXX, underwriter took the difference of $XXX and included in the DTI for escrow shortage See attached XXX escrow statement and CD
																																	Received Verification of the escrow shortage reflected on the 1008 of $XXX. Exception Resolved.
4000048464	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/14/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX-Please see bank statements in file that confirm XXX in the amount of $XXX is excluded as it is paid by other	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. XXX months XXX statement in file to reflect non-borrower pays $XXX/month to XXX.
4000048542	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared Will County in a Disaster Area on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX.  Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage.

									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/25/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX No damage- please see inspection completed under XXX number	Property Inspection Provided.
4000048552	XXXXX		XXXXX	XXXXX_FCRE7497	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Missing evidence of taxes and insurance for XXX, XXX XXX. The final application shows an additional monthly payment of $XXX above the mortgage payment reflected on the credit report. Please verify the additional $XXX/month.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/02/2025	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. File included escrow breakdown, including the monthly payment with shortage as of note date -please see attached.	Received acceptable verification and LOX of the additional payment of XXX. exception Resolved.
4000048556	XXXXX		XXXXX	XXXXX_FCRE1196	Credit	2	Audited HCLTV Exceeds Guideline HCLTV
Audited HLTV of 81.89% exceeds Guideline HCLTV of 80% CLTV of 81.99 % is greater then the maximum CLTV allowed of 80% per XXX matrix dated XX/XX/XXXX. The lender indicated the balance on the first mortgage is $XXX to calculate a CLTV of 80%. However, this balance is not verified in the file.   The file contained evidence the balance id $XXX. Please provide verification to support the current balance of the first mortgage is $XXX.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	01/13/2025	02/06/2025	No	No				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX - Please see attached exception request and supporting docs
Exception has been acknowledged and downgraded with compensating factors: Low LTV of XXX%, Time at current residence XXX years, Low DTI of XXX%/XXX%, XXX years at current employer, Pay stubs indicate a bonus not used to qualify, Qualifying FICO XXX, No reported mortgage lates on credit, XXX lien mortgage XXX-year history, No open reported derogatory revolving/installment/other debt on credit.

4000048556	XXXXX		XXXXX	XXXXX_FCRE1195	Credit	2	Audited CLTV Exceeds Guideline CLTV
Audited CLTV of 81.89% exceeds Guideline CLTV of 80% CLTV of 81.99 % is greater then the maximum CLTV allowed of 80% per XXX matrix dated XX/XX/XXXX. The lender indicated the balance on the first mortgage is $XXX to calculate a CLTV of 80%. However, this balance is not verified in the file.   The file contained evidence the balance id $XXX. Please provide verification to support the current balance of the first mortgage is $XXX.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	01/13/2025	02/06/2025	No	No				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX - Please see attached exception request and supporting docs
Exception has been acknowledged and downgraded with compensating factors: Low LTV of XXX%, Time at current residence XXX years, Low DTI of XXX%/XXX%, XXX years at current employer, Pay stubs indicate a bonus not used to qualify, Qualifying FICO XXX, No reported mortgage lates on credit, XXX lien mortgage XXX-year history, No open reported derogatory revolving/installment/other debt on credit.

4000048588	XXXXX		XXXXX	XXXXX_FCRE7496	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
Escrow analysis screenshot in the file is cutoff and does not reflect the XXX lien payment information. There is no other documentation to verify the XXX lien P&I payment of $XXX. Please provide documentation to verify the P&I portion only of the XXX lien.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/25/2025	01/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. XXX/XXX-Please see attached screenshot	Received verification of the P+I payment on the XXX lien mortgage. Exception Resolved.
4000048634	XXXXX		XXXXX	XXXXX_FPRO1242	Property	1	Appraisal is Missing	Appraisal is Missing. Loan file is missing an appraisal, fee was charged on CD.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. See attached borrower's appraisal	Appraisal provided. Exception Resolved. ; Appraisal is Present or is Waived
4000048634	XXXXX		XXXXX	XXXXX_FCRE5770	Credit	1	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing. Loan is missing Borrower XXX credit report.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. See attached borrower's joint credit report	Borrower XXX Credit Report is not missing.
4000048634	XXXXX		XXXXX	XXXXX_FCRE5771	Credit	1	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing. Loan is missing Borrower XXX credit report.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Document Uploaded. See attached borrower's joint credit report	Borrower XXX Credit Report is not missing.
4000048634	XXXXX		XXXXX	XXXXX_finding-3352	Compliance	1	Higher-Priced Mortgage Loan Test
HPML cannot be rescinded due to missing full appraisal report. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/14/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Full appraisal has been uploaded	Full appraisal provided; Exception resolved
4000048634	XXXXX		XXXXX	XXXXX_finding-2978	Compliance	1	XXX Higher-Priced Mortgage Loan Test
HPML cannot be rescinded due to missing full appraisal report. This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/14/2025	01/21/2025	No	Yes				Non-QM: Lender documented all ATR UW factors	Full appraisal has been uploaded	Full appraisal provided; Exception resolved
4000048646	XXXXX		XXXXX	XXXXX_FCRE1316	Credit	2	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The file does not contain a Verification of Employment for BXXX employment with XXX.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	01/20/2025	02/06/2025	No	No				QM: Higher Priced APOR (APOR HP)
Document Uploaded. XXX would like consideration for an exception to purchase. Prior to deliver a VVOE (attached to this request) was pulled with an effective date of XX/XX/XXXX. The VVOE reflects the borrower as an active employee and there were no changes in employment.  Since the borrower is currently reported as active with no changes in employment status, with the compensating factors below we would like consideration for purchase.

Exception has been acknowledged and downgraded with compensating factors: Low LTV/CLTV of XXX% / XXX%, Low DTI XXX% / XXX%, Borrower has XXX years on job, XXX only regular hours used to qualify. Borrower receives longevity, shift differential, stipends not used. XXX Receives annual bonus not used to qualify, Qualifying FICO XXX, XXX years at current residence, No reported mortgage lates on credit, XXX lien mortgage XXX year history, No reported derogatory revolving/installment/other debt on credit, Paid off $XXX of monthly debt resulting in a monthly savings of $XXX when including the new monthly payment, Recent mortgage pay history supports the borrower is making $XXX principal payments on their XXX lien.

4000048666	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The lender DTI is XXX% vs the audit DTI is XXX% which exceeds the guideline limit of XXX%.  A credit update pulled on XX/XX/XXXX reflects a new account with XXX BK #XXX with a balance of $XXX and a calculated XXX% monthly payment of $XXX.  The same report also reflects XXX/XXX #XXX has an account balance of $XXX with a monthly payment of $XXX that previously had a $XXX balance on the initial credit report dated XX/XX/XXXX.  These payments were not included in the DTI by the lender and resulted in a DTI variance that exceeds guidelines.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/14/2025	02/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
Document Uploaded. We have including the monthly payment of $XXX for XXX BK #XXX using XXX% of the balance of $XXX and $XXX for XXX/XXX XXX $XXX with a balance of $XXX.
We have reviewed the co-borrower’s income as she has additional earned income for both her primary and secondary employment which was not used for qualifying.
We recalculated her income from her primary employment with XXX, in which she has been employed for almost XXX years. Her base employment earnings have increased over the last three years. In addition, she has overtime which we are not used for qualifying.
Using her base YTD salary income for XXX income of $XXX or $XXX monthly and including the monthly payments resulted in a revised DTI of XXX% which remains in tolerance
Please see attached, updated income calculation WS for her primary employment and updated 1008/1003

																																	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%
4000048676	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (Tropical Storm) declared XX/XX/XXXX a.  Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/02/2025	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See servicing notes for XXX. Customer reported no impact from the disaster.	Property Inspection Provided. Servicing notes confirm no damage. Exception Resolved.
4000048678	XXXXX		XXXXX	XXXXX_FCRE7496	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The Final 1008 shows monthly HOA Dues of $XXX/month. The file contains an LOX indicating verification was provided to the lender however it is missing from the file.   Please provide verification of $XXX/mo HOA fee.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	12/31/2024	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Please see verification of HOA dues that was reviewed by UW	received verification HOA fee of XXX/mo. Exception Resolved.
4000048758	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI of XXX% exceeds maximum DTI of XXX% allowed per lender guidelines.  Audit income, debts and PITIA all match the lender's calculation.  The Loan approval indicates the loan is not eligible as currently structured due to Excessive DTI.  A DTI exception was not found in the loan file.  The 1008 reflects a DTI of XXX%.  Please provide proof of DTI exception and/or proof DTI falls within lender guidelines of XXX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/14/2025	01/21/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
Document Uploaded. 1008 approval included “other payments in housing expenses of $XXX” which was included in error. This resulted in a DTI of XXX% This appears to be calculated escrow shortage. There is no escrow on the first mortgage, therefore no shortage. Excluding the $XXX payment resulted in a revised DTI of XXX%
																																	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%
4000048784	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area(XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX.  Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/20/2025	01/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. Please see attached comments- no damage from the disaster	Property Inspection Provided.
4000048834	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent Property Inspection in the file. XXX, Tornadoes, Straight-Line Winds, and Flooding XXX-XXX-XXX incident date XX/XX/XXXX and declared on XX/XX/XXXX for XXX, XXX. The loan file did not contain a Property Condition Report and there was no declaration from the borrowers that there was no damage to the subject property.  The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of a full appraisal. Please provide a Post-Disaster Inspection Report confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/17/2025	01/21/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Please see attached	Property Inspection Provided.
4000048848	XXXXX		XXXXX	XXXXX_FCRE1440	Credit	1	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Please provide a payment history for the borrower's XXX mortgage to confirm XXXxXXXxXXX as required per the XXX Matrix dated XX/XX/XXXX. The payment history is not reflected on the credit report and is missing from the file.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/03/2025	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. Response: The mortgage history is notated on the credit report as XXX. XXX acquired the loan XX/XX/XXXX. Uploaded screenshot of acquired date	Housing History Meets Guideline Requirements. received acceptable pay history. Exception Resolved.
4000048876	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX. Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes, post disaster photos, or a statement from the borrower confirming no damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/03/2025	01/16/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. Please see attached inspection	Property Inspection Provided. PDI confirms no damage exception resolved.
4000048934	XXXXX		XXXXX	XXXXX_FCOM3216	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXX, XXX, XXX Does Not Match Deed of Trust Address of XXX, XXX, XXX, XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/17/2025	01/21/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. See attached note matching DOT for XXX XXX XXX	Exception Resolved; Received Note- Addresses match. Exception Resolved.
4000048972	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent Property Inspection in the file. XXX affected the area in which the subject property is located between XX/XX/XXXX and XX/XX/XXXX; subject transaction closed XX/XX/XXXX. FEMA declared the area a Major Disaster on XX/XX/XXXX and provided Individual Assistance to XXX County. The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of a full appraisal. Please provide a Post-Disaster Inspection Report confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/15/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. No damage- please see inspection completed under XXX number	Property Inspection Provided. Exception Resolved.; Property Inspection Provided. Exception Resolved.
4000048996	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI of XXX% exceeds the guideline maximum of XXX%. The credit report in file dated XX/XX/XXXX, reflected an installment account with XXX with a payment of $XXX and balance of $XXX which was not included in the DTI.  The 1008 did not include the payment of $XXX per month and there is no evidence or documentation in file the account was paid in full. Per the XXX Matrix dated XX/XX/XXXX, the account must be included in the DTI calculation. The recalculated DTI is XXX%. Please upload proof that this debt has been paid in full.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/15/2025	01/24/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached credit supplement (pg 6 of 8) XXX was PIF XX/XX/XXXX	Verification of account paid in full provided. Exception Resolved.; Verification of account paid in full provided. Exception Resolved.
4000049062	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX declared in a Disaster Area (XXX Tropical Storm / XXX-XXX-XXX) on XX/XX/XXXX with an Individual Assistance start date of XX/XX/XXXX and an end date of XX/XX/XXXX.  The file does not contain servicing notes,  post disaster photos, or a statement from the borrower confirming no damage. Please provide a post disaster inspection confirming the subject did not sustain any damage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/03/2025	01/09/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded.	Property Inspection Provided confirming no damage. Exception Resolved.
4000049064	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Missing evidence of liabilities not included in ratio. Final 1003 reflects debts not included however no evidence in file to support removal.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/17/2025	02/06/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. Please see attached rebuttal; Document Uploaded. Please see attached borrower's XXX SSI 1099 documenting $XXX
Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%.  Lender determined to use bonus income for qualifying that was not originally used at qualification.  The use of bonus income resulted in a DTI that meets guidelines.  Exception resolved.; The  document that was uploaded is a Social Security 1099 is for XXX XXX XXX. The borrowers for the subject transaction are XXX XXX and XXX XXX XXX. Please provide proof of omission for the debt with XXX, XXX and XXX as the payments were not included in the DTI.;

4000049094	XXXXX		XXXXX	XXXXX_FCRE1440	Credit	1	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements The credit report in file does not reflect a recent XXX month mortgage payment history. Lender to provide the most recent XXX month mortgage payment history reflecting no XXX day late payments.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/14/2025	01/21/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. see attached XXX-month mortgage payment history showing no XXX-day late payments	Verification of housing history provided. Exception Resolved. ; Housing History Meets Guideline Requirements
4000049172	XXXXX		XXXXX	XXXXX_FCRE1193	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Audit DTI of XXX% exceeds guideline maximum of XXX%.  The Lender worksheet indicates SSI was calculated from a 1099 which reflected $XXX per month and grossed up to $XXX per month.  The SSI 1099 was not found in the loan file.  XXX Bank statement reflects a SSI direct Deposit of $XXX per month.  Audit grossed up amount by XXX% resulting in $XXX per month.  This income variance resulted in a DTI exception.  Please provide a recent 1099 and/or SSI benefit letter reflecting a monthly payment of $XXX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/15/2025	01/24/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. See attached borrower's XXX SSI 1099 to support gross monthly income	XXX SS 1099 provided and supports income. Exception Resolved.; XXX SS 1099 provided and supports income. Exception Resolved.
4000049186	XXXXX		XXXXX	XXXXX_FCOM1262	Compliance	1	Right of Rescission is Missing	Right of Rescission is Missing Documentation required to confirm the Notice of Right to Cancel was provided and acknowledged at closing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/13/2025	01/24/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. See attached RTC.	Right of Rescission is Provided; Right of Rescission Provided
4000049198	XXXXX		XXXXX	XXXXX_FCRE1336	Credit	1	Borrower XXX Award Letter Missing	Borrower XXX Award Letter Missing Please provide verification of the borrower XXX XXX Social Security Income, it is missing from the file.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/21/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. See attached borrower's social security award letter	Borrower XXX Award Letter Provided
4000049280	XXXXX		XXXXX	XXXXX_FCRE1316	Credit	1	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Missing VVOE dated XXX days prior to close.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/21/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. See attached borrower's XX/XX/XXXX Leave and Earning Statement, which is acceptable to use as VVOE dated within XXX days of note date	Borrower XXX 3rd Party VOE Prior to Close Was Provided. Exception Resolved.
4000049348	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared county XXX is in a Disaster Area ( XXX) on XX/XX/XXXX with a start date of XX/XX/XXXX and an end date of XX/XX/XXXX. Please proved a post disaster inspection confirm ting the subject did not sustain any damage. The file did not contain servicing notes, post disaster photos, or a statement from the borrower confirming no damage.

									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/28/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	Document Uploaded. XXX/XXX No damage- please see inspection	Property Inspection Provided. Exception resolved.
4000049368	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent Property Inspection in the file.  XXX affected the area in which the subject property is located between XX/XX/XXXX and XX/XX/XXXX XXX.  The subject transaction closed XX/XX/XXXX. FEMA declared the area a Major Disaster on XX/XX/XXXX and provided Individual Assistance to XXX. The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of a full appraisal. Please provide a Post-Disaster Inspection Report confirming the subject did not sustain any damage.

									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/16/2025	01/21/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded.	Property Inspection Provided. Received Servicing notes confirming no damage. Exception Resolved.
4000049376	XXXXX		XXXXX	XXXXX_FVAL3825	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX declared in a Disaster Area (XXX and Straight-line Winds / XXX-XXX-XXX) on XX/XX/XXXX with an Individual Assistance start date of XX/XX/XXXX and no end date. Please provide a Post Disaster Inspection.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	01/20/2025	01/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	Document Uploaded. Please see attached inspection - no damage	Property Inspection Provided.